Stock Options (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation assumptions for stock options
Estimated forfeiture rate	4.00%	7.00%
Stock options
Valuation assumptions for stock options
Expected volatility	0.00%	51.42%	0.00%
Risk-free interest rate	0.00%	1.50%	0.00%
Expected life (years)	0 years	5 years 6 months	0 years
Dividend yield	0.00%	0.00%	0.00%
Estimated forfeiture rate	0.00%	7.00%	0.00%